Segment reporting	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Segment Reporting [Abstract]
Segment reporting
Note 14 — Segment reporting
ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.
The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.
For other agricultural products, the Company did not generate any revenue until January 2017 and the revenue generated since January 2017 was insignificant so it has not been included in the segment reporting analysis.
The following table presents revenue by major product categories (from third parties and related parties) for the six months ended March 31, 2018 and 2017, respectively:
	For the six months ended March 31,
	2018	2017
Shiitake	$7,972,621	$5,764,369
MuEr	4,833,461	5,135,190
Other edible fungi and other agricultural products	213,955	770,832
Total	$13,020,037	$11,670,391

All of the Company’s long-lived assets are located in PRC. Majority of the Company’s products are sold in China. Geographic information about the revenues, which are classified based on customers, is set out as follows:
	For the six months ended March 31,
	2018	2017
Revenue from China	$11,827,380	$10,449,173
Revenue from foreign countries	1,192,657	1,221,218
Total Revenue	$13,020,037	$11,670,391

Note 14 — Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

For other agricultural products, the Company did not generate any revenue until January 2017 and the revenue generated since January 2017 was insignificant so we did not include it in our segment reporting analysis.

The following table presents revenue by major product categories (from third parties and related parties) for the years ended September 30, 2017 and 2016, respectively:

	For the years ended September 30,
	2017	2016
Shiitake	$16,249,672	$14,658,325
Mu Er	9,239,920	6,015,519
Other edible fungi	1,176,009	41,386
Total	$26,665,601	$20,715,230

All of the Company’s long-lived assets are located in PRC. Majority of the Company’s products are sold in China. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the years ended September 30,
	2017	2016
Revenue from China	$24,121,216	$17,983,566
Revenue from foreign countries	2,544,385	2,731,664
Total Revenue	$26,665,601	$20,715,230